Equity Investments (Tables)	12 Months Ended
Dec. 31, 2024
Equity Investments
Schedule of Equity Investments

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	6,401	6,401	0	4,967	4,967
Investments in associates	0	144	144	0	135	135
Equity investments	0	6,545	6,545	0	5,102	5,102
Other financial assets	1,629	7,141	8,770	3,344	5,543	8,887
Equity investments as % of / Other financial assets	0	92	75	0	92	57

Schedule of the carrying amount and share of profit of associates

€ millions	2024	2023
Carrying amount of interest in associates	144	135
Share of profit and losses from continuing operations	10	-16

Schedule of financial commitments in venture capital funds

€ millions	2024	2023
Committed investments in venture capital funds	267	269

Schedule of financial commitments maturities in venture capital funds

€ millions	12/31/2024
Investments in Venture
Capital Funds
Due 2025	267
Total	267